Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directors' Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	52,620	46,697
Granted (in shares)	22,481	29,938
Settled (in shares)	(9,861)	(24,015)
Outstanding, ending (in shares)	65,240	52,620
Management Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	52,186	108,296
Granted (in shares)	22,132	24,996
Paid (in shares)	(12,438)	(81,106)
Outstanding, ending (in shares)	61,880	52,186